Business Combinations - Purchase Price Consideration (Details) - Acquisition of Atkins $ in Thousands	Jul. 07, 2017 USD ($)
Business Acquisition [Line Items]
Cash paid	$ 672,006
Equity consideration paid to selling equity holders	117,567
Total cash and equity consideration	789,573
Tax receivable arrangement payable to selling equity holders	25,675
Total consideration	$ 815,248